UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23141

Nuveen High Income December 2019 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHD

Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 129.1% (100.0% of Total Investments)

	CORPORATE BONDS – 125.6% (97.3% of Total Investments)

	Aerospace & Defense – 1.7%

$2,000	Bombardier Inc., 144A	7.500%	3/15/18	B	$2,120,000
2,000	Bombardier Inc., 144A	4.750%	4/15/19	B	1,945,000
500	Bombardier Inc., 144A	7.750%	3/15/20	B	510,938
4,500	Total Aerospace & Defense				4,575,938

	Airlines – 4.1%

1,000	Air Canada 2015-1C Pass Through Trust, 144A	5.000%	3/15/20	BB	1,010,000
1,849	Air Canada, 144A	8.750%	4/01/20	BB+	1,996,920
2,500	American Airlines Group Inc., 144A	5.500%	10/01/19	BB–	2,593,750
2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,020,000
2,000	United Continental Holdings Inc.	6.375%	6/01/18	BB–	2,100,000
1,500	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B–	1,545,000
10,849	Total Airlines				11,265,670

	Auto Components – 0.8%

2,250	Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	BB–	2,323,125

	Automobiles – 2.3%

4,050	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB	4,173,039
2,000	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB+	2,045,000
6,050	Total Automobiles				6,218,039

	Banks – 3.2%

4,500	CIT Group Inc.	5.375%	5/15/20	BB+	4,809,374
3,897	Popular Inc.	7.000%	7/01/19	BB–	4,013,910
8,397	Total Banks				8,823,284

	Beverages – 0.3%

700	Cott Beverages Inc.	6.750%	1/01/20	B–	729,750

	Capital Markets – 0.7%

2,050	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	2,029,500

	Chemicals – 2.9%

1,000	Hexion Inc.	6.625%	4/15/20	B3	877,500
500	Hexion US Finance Corporation	8.875%	2/01/18	CCC	477,500
4,000	Ineos Group Holdings SA	5.875%	2/15/19	B–	4,080,000
500	INVISTA Finance LLC, 144A	4.250%	10/15/19	BBB	497,503
2,000	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	2,080,000
8,000	Total Chemicals				8,012,503

	Commercial Services & Supplies – 7.6%

2,500	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,553,125
4,995	APX Group, Inc.	6.375%	12/01/19	B1	5,088,653
4,500	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	4,725,000
1,500	International Lease Finance Corporation	6.250%	5/15/19	BBB–	1,625,625
3,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	2,940,000
3,500	R.R. Donnelley & Sons Company	8.250%	3/15/19	BB–	3,955,000
19,995	Total Commercial Services & Supplies				20,887,403

	Construction & Engineering – 0.9%

2,500	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,506,250

NUVEEN	1

JHD	Nuveen High Income December 2019 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials – 1.4%

$3,500	Cemex SAB de CV, 144A	6.500%	12/10/19	BB–	$3,710,000

	Consumer Finance – 3.6%

3,000	Ally Financial Inc.	4.125%	3/30/20	BB+	3,052,500
1,500	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	1,473,750
1,500	Navient Corporation	8.000%	3/25/20	BB	1,608,750
3,500	OneMain Financial Holdings, Inc., 144A	6.750%	12/15/19	B	3,687,250
9,500	Total Consumer Finance				9,822,250

	Containers & Packaging – 3.0%

3,000	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	B3	3,063,750
2,500	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	2,556,250
2,500	Reynolds Group	9.875%	8/15/19	B–	2,575,000
8,000	Total Containers & Packaging				8,195,000

	Diversified Financial Services – 3.6%

1,500	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,462,500
3,775	Nationstar Mortgage LLC Capital Corporation	9.625%	5/01/19	B+	3,954,313
2,500	NewStar Financial, Inc.	7.250%	5/01/20	BB–	2,462,500
1,000	Och-Ziff Finance Co LLC, 144A	4.500%	11/20/19	BBB–	966,561
1,000	PHH Corporation	7.375%	9/01/19	B1	1,032,500
9,775	Total Diversified Financial Services				9,878,374

	Diversified Telecommunication Services – 4.3%

4,600	CenturyLink Inc.	5.625%	4/01/20	BB+	4,864,499
3,350	Frontier Communications Corporation	8.500%	4/15/20	BB	3,622,188
3,250	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	3,416,563
11,200	Total Diversified Telecommunication Services				11,903,250

	Electric Utilities – 1.2%

3,400	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	3,196,000

	Electronic Equipment, Instruments & Components – 1.4%

2,845	Anixter Inc.	5.625%	5/01/19	BB+	3,022,813
875	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BB+	912,188
3,720	Total Electronic Equipment, Instruments & Components				3,935,001

	Energy Equipment & Services – 1.5%

1,000	Noble Drilling Corporation	7.500%	3/15/19	BB+	1,010,000
3,100	SESI, LLC	6.375%	5/01/19	BB	3,076,750
4,100	Total Energy Equipment & Services				4,086,750

	Food & Staples Retailing – 0.5%

1,500	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B	1,288,125

	Food Products – 3.3%

3,000	Dole Food Company, 144A	7.250%	5/01/19	B3	3,045,000
2,500	JBS USA LLC, 144A	8.250%	2/01/20	BB+	2,578,125
3,300	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	B+	3,357,750
8,800	Total Food Products				8,980,875

	Health Care Equipment & Supplies – 2.3%

3,000	Tenet Healthcare Corporation	5.000%	3/01/19	B–	2,947,500
3,300	Tenet Healthcare Corporation	4.750%	6/01/20	BB	3,349,500
6,300	Total Health Care Equipment & Supplies				6,297,000

	Health Care Providers & Services – 5.2%

2,500	Community Health Systems, Inc.	8.000%	11/15/19	B	2,450,000

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$3,000	HCA Inc.	6.500%	2/15/20	BBB–	$3,322,500
4,000	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,620,000
4,770	Kindred Healthcare Inc.	8.000%	1/15/20	B–	4,853,474
14,270	Total Health Care Providers & Services				14,245,974

	Hotels, Restaurants & Leisure – 2.6%

2,700	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	2,865,375
4,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	4,260,000
6,700	Total Hotels, Restaurants & Leisure				7,125,375

	Household Durables – 4.5%

2,350	KB Home	4.750%	5/15/19	B+	2,399,938
2,144	KB Home	8.000%	3/15/20	B+	2,387,880
1,000	Lennar Corporation	4.500%	11/15/19	Ba1	1,053,750
925	Meritage Homes Corporation	7.150%	4/15/20	Ba2	1,029,063
4,400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	4,466,000
960	William Lyon Homes Incorporated	5.750%	4/15/19	B–	978,000
11,779	Total Household Durables				12,314,631

	Household Products – 1.3%

3,440	HRG Group, Inc.	7.875%	7/15/19	BB–	3,624,900

	Independent Power & Renewable Electricity Producers – 5.1%

2,614	Atlantica Yield PLC, 144A	7.000%	11/15/19	B+	2,627,070
4,500	DPL, Inc.	6.750%	10/01/19	BB	4,668,750
4,750	Dynegy Inc.	6.750%	11/01/19	B+	4,868,749
2,500	GenOn Energy Inc.	9.500%	10/15/18	CCC+	1,975,000
14,364	Total Independent Power & Renewable Electricity Producers				14,139,569

	Industrial Conglomerates – 1.3%

3,500	Icahn Enterprises Finance	4.875%	3/15/19	BB+	3,517,500

	Insurance – 1.2%

3,193	Genworth Financial Inc.	6.515%	5/22/18	Ba3	3,268,834

	Internet Software & Services – 2.2%

4,500	Earthlink Inc.	7.375%	6/01/20	Ba3	4,730,625
1,350	Equinix Inc.	4.875%	4/01/20	BB+	1,398,938
5,850	Total Internet Software & Services				6,129,563

	IT Services – 1.2%

3,275	Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	3,336,406

	Machinery – 3.6%

3,500	CNH Industrial Capital LLC	3.375%	7/15/19	Ba1	3,561,250
3,000	Harsco Corporation	5.750%	5/15/18	Ba1	3,048,750
3,250	Terex Corporation	6.500%	4/01/20	BB	3,331,250
9,750	Total Machinery				9,941,250

	Media – 4.2%

1,750	Cablevision Systems Corporation	8.000%	4/15/20	B3	1,833,125
2,000	Clear Channel Worldwide	7.625%	3/15/20	B–	1,982,500
2,500	Cogeco Communications Inc., 144A	4.875%	5/01/20	BB+	2,581,250
1,500	CSC Holdings Inc.	8.625%	2/15/19	B+	1,675,320
3,250	Dish DBS Corporation	5.125%	5/01/20	Ba3	3,371,875
11,000	Total Media				11,444,070

	Metals & Mining – 7.2%

2,000	AK Steel Corporation	7.625%	5/15/20	B–	1,950,000

NUVEEN	3

JHD	Nuveen High Income December 2019 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$1,780	Allegheny Technologies Inc.	9.375%	6/01/19	B	$1,904,600
2,785	Anglo American PLC, 144A	3.625%	5/14/20	BB	2,785,000
2,500	ArcelorMittal	5.125%	6/01/20	BB+	2,631,250
1,750	Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	B	1,857,188
2,250	New Gold Incorporated, 144A	7.000%	4/15/20	B+	2,311,875
3,000	Teck Resources Limited	3.000%	3/01/19	B+	2,955,000
1,750	United States Steel Corporation	7.375%	4/01/20	B	1,741,250
1,500	Vale Overseas Limited	5.625%	9/15/19	BBB	1,584,375
19,315	Total Metals & Mining				19,720,538

	Real Estate Investment Trusts – 3.9%

2,340	Corrections Corporation of America	4.125%	4/01/20	Ba1	2,205,450
3,500	iStar Inc.	5.000%	7/01/19	B+	3,490,830
3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B+	3,123,750
2,000	Vereit Operating Partner	3.000%	2/06/19	BBB–	2,027,240
10,840	Total Real Estate Investment Trusts				10,847,270

	Multiline Retail – 1.5%

2,000	J.C. Penney Company Inc.	8.125%	10/01/19	B+	2,185,000
2,000	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	2,004,760
4,000	Total Multiline Retail				4,189,760

	Oil, Gas & Consumable Fuels – 11.0%

470	Canadian Oil Sands Trust, 144A	7.750%	5/15/19	A–	526,108
2,750	Cenovus Energy Inc.	5.700%	10/15/19	BBB	2,951,688
1,500	DCP Midstream LLC, 144A	5.350%	3/15/20	BB+	1,537,500
1,500	EnLink Midstream Partners LP	2.700%	4/01/19	BBB–	1,490,030
2,500	Marathon Oil Corporation	2.700%	6/01/20	BBB	2,450,468
1,345	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,264,300
3,250	PBF Holding Company LLC	8.250%	2/15/20	BBB–	3,352,375
4,000	Petrobras International Finance Company	5.750%	1/20/20	BB	4,122,000
3,000	Southwestern Energy Company	5.800%	1/23/20	BB	2,992,500
3,000	Targa Resources Inc.	4.125%	11/15/19	BB–	3,042,000
2,000	Tesoro Logistics LP Finance Corporation	5.500%	10/15/19	BB+	2,130,000
1,250	Whiting Petroleum Corporation	5.000%	3/15/19	B+	1,209,375
3,000	Williams Partners LP	5.250%	3/15/20	BBB–	3,247,908
29,565	Total Oil, Gas & Consumable Fuels				30,316,252

	Paper & Forest Products – 1.0%

2,608	Mercer International Inc.	7.000%	12/01/19	B+	2,696,020

	Personal Products – 1.2%

3,070	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	3,208,150

	Pharmaceuticals – 0.5%

1,500	VRX Escrow Corp., 144A	5.375%	3/15/20	B–	1,387,500

	Road & Rail – 1.3%

2,395	Con-Way, Inc.	7.250%	1/15/18	B–	2,448,888
1,000	Hertz Corporation	6.750%	4/15/19	B	1,022,615
3,395	Total Road & Rail				3,471,503

	Specialty Retail – 2.5%

3,205	GameStop Corporation, 144A	5.500%	10/01/19	BB+	3,273,106
1,000	Guitar Center Inc., 144A	6.500%	4/15/19	B2	880,000
2,708	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	2,694,460
6,913	Total Specialty Retail				6,847,566

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology, Hardware, Storage & Peripherals – 3.4%

$500	Dell Inc.	5.875%	6/15/19	Ba2	$536,250
3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	3,084,990
2,000	EMC Corporation	2.650%	6/01/20	Ba2	1,926,682
3,750	Seagate HDD Cayman	3.750%	11/15/18	BBB–	3,853,031
9,250	Total Technology, Hardware, Storage & Peripherals				9,400,953

	Thrifts & Mortgage Finance – 1.1%

3,000	Radian Group Inc.	5.500%	6/01/19	BB	3,172,500

	Trading Companies & Distributors – 0.8%

2,110	Avation Capital SA, 144A	7.500%	5/27/20	B+	2,110,000

	Transportation Infrastructure – 0.7%

2,000	Navigator Holdings Limited	9.000%	12/18/17	N/R	1,984,790

	Wireless Telecommunication Services – 6.5%

500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	510,000
4,000	Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	4,045,200
2,650	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,742,750
2,500	Sprint Capital Corporation	6.900%	5/01/19	B+	2,587,500
1,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	1,102,500
2,205	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	2,375,888
1,000	T-Mobile USA Inc.	6.542%	4/28/20	BB	1,033,750
3,438	Wind Acquisition Finance SA, 144A	6.500%	4/30/20	BB	3,601,305
17,293	Total Wireless Telecommunication Services				17,998,893
$337,066	Total Corporate Bonds (cost $338,265,237)				345,103,854

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 2.3% (1.8% of Total Investments)

	Capital Markets – 0.7%

$2,000	Prosepect Capital Corporation	4.750%	4/15/20	BBB–	$1,976,250

	Independent Power & Renewable Electricity Producers – 1.6%

3,000	NRG Yield Inc, 144A	3.250%	6/01/20	N/R	2,938,125
1,500	Navistar International Corporation	4.750%	4/15/19	CCC–	1,392,188
4,500	Total Independent Power & Renuewable Electricity Producers				4,330,313
$6,500	Total Convertible Bonds (cost $6,090,319)				6,306,563

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 1.2% (0.9% of Total Investments)

	Argentina – 1.2% (0.9% of Total Investments)

$3,000	Republic of Argentina, 144A	6.250%	4/22/19	B	$3,181,500
	Total Emerging Markets Debt and Foreign Corporate Bonds (cost $3,122,948)				3,181,500
	Total Long-Term Investments (cost $347,478,504)				354,591,917
	Borrowings – (32.8)% (3), (4)				(90,000,000)
	Other Assets Less Liabilities – 3.7%				10,174,576
	Net Assets – 100%				$274,766,493

NUVEEN	5

JHD	Nuveen High Income December 2019 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$345,103,854	$—	$345,103,854
Convertible Bonds	—	6,306,563	—	6,306,563
Emerging Market Debt and Foreign Corporate Bonds	—	3,181,500	—	3,181,500
Total	$—	$354,591,917	$—	$354,591,917

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $347,478,504.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$8,087,200
Depreciation	(973,787)
Net unrealized appreciation (depreciation) of investments	$7,113,413

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 25.4%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2019 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016